COVER LETTER

February 11, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses for each of the RetireSMART Funds dated April 1, 2013 and September 16, 2013, as applicable, as filed under Rule 497(e) on January 22, 2014. The purpose of this filing is to submit the 497(e) filing dated January 22, 2014 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds